Met/Franklin Income Portfolio
Met/Franklin Income Portfolio PORTFOLIO SUMMARY:
Investment Objective
To maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Met/Franklin Income Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Met/Franklin Income Portfolio		Class A	Class B
Management Fee		0.74%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.08%	0.08%
Total Annual Portfolio Operating Expenses		0.82%	1.07%
Contractual Fee Waiver	[1]	0.08%	0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.74%	0.99%
[1]	MetLife Advisers, LLC has contractually agreed, for the period from April 30, 2012 through April 30, 2013, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all fee waivers remain in effect only for the period ending April 30, 2013. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Met/Franklin Income Portfolio (USD $)	Class A	Class B
1 Year	76	101
3 Years	255	334
5 Years	449	585
10 Years	1,009	1,304

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal market conditions, in a diversified portfolio of debt and equity securities. The Portfolio may shift its investments from one asset class to another based on Franklin Adviser’s analysis of the best opportunities for the Portfolio’s investment portfolio in a given market. The equity securities in which the Portfolio invests consist primarily of common stocks. Debt securities in which the Portfolio may invest include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. Typically, the Portfolio may invest in both equity and debt securities, each within a range of approximately 25% and 65%. The Portfolio may also invest up to 100% of its fixed income assets in below investment grade debt securities.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields Franklin Advisers believes are attractive.

As discussed above, the Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, including a portion in defaulted securities, but it is not currently expected that the Portfolio will invest more than 60% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba1 or lower by Moody’s or BB+ or lower by S&P or from unrated securities deemed by Franklin Advisers to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” As of December 31, 2011, approximately 48.91% of the Portfolio’s net assets were invested in lower-rated and comparable quality unrated debt securities. The percentage of the Portfolio’s net assets invested in such securities at any time may vary substantially from this percentage. The Portfolio may invest in convertible securities without regard to the ratings assigned by ratings services.

The Portfolio maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Portfolio may have significant investments in particular sectors. The Portfolio may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

Franklin Advisers searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the investment portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, Franklin Advisers considers a variety of factors, including:

■	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

■	the experience and strength of the company's management;

■	the company's changing financial condition and market recognition of the change;

■	the company's sensitivity to changes in interest rates and business conditions; and

■	the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Portfolio, Franklin Advisers applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to Franklin Advisers' evaluation of the company's long-term earnings, asset value and cash flow potential. Franklin Advisers also considers a company's price/earnings ratio, profit margins and liquidation value.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk. High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Mortgage-backed and Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Descriptions” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	12.11%
Lowest Quarter	3rd — 2011	-9.32%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Met/Franklin Income Portfolio	1 Year	Since Inception	Inception Date
Class A	2.38%	4.79%	Apr. 28, 2008
Class B	2.13%	4.53%	Apr. 28, 2008
Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for mutual fund fees and expenses)	7.84%	6.63%
S&P 500 Index (Indices reflect no deduction for mutual fund fees and expenses)	2.11%	(0.62%)